Membership Interests (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 17, 2022	Oct. 24, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 25, 2022	Feb. 18, 2022
Subsequent Event [Line Items]
Members contribution			$ 318	$ 188	$ 705	$ 788	$ 1,978
Cash distribution			$ 1,318
Current authorized regulatory capitalization ratio, debt			57.50%		57.50%
Current authorized regulatory capitalization ratio, equity			42.50%		42.50%
Regulatory capitalization ratio, debt			53.90%		53.10%
Regulatory capitalization ratio, equity			46.10%		46.90%
Regulatory liability balance					$ 1,463
Subsequent Event [Member]
Subsequent Event [Line Items]
Members contribution	$ 106	$ 106
Cash distribution								$ 106	$ 106